Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	City National Rochdale Funds
Entity Central Index Key	0001026977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000015999
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class N
Trading Symbol	CNGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,071,334,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,655
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016001
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class S
Trading Symbol	CNFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 7,071,334,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,655
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016000
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Servicing Class
Trading Symbol	CNIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 7,071,334,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,655
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$7,071,334	38	$1,655

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	7.7%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	17.7%
U.S. Government Agency Obligations	65.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	9.9%
FHLB DN	6.8%
FHLB DN	6.3%
United States Treasury Bill, 4.30%, 4/8/2025	4.9%
FHLB DN	4.2%
FHLB DN	4.2%
FHLB DN	4.1%
FHLB DN	3.4%
FHLB DN	3.3%
FFCB	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134824
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Class N Shares
Trading Symbol	CNRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 776,290,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,991
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$776,290	410	$1,991	10%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.0%
Short-Term Investment	1.2%
General Obligations	2.5%
Tobacco	2.6%
Housing	3.6%
Transportation	3.7%
Airports	4.0%
Healthcare	10.3%
Nursing Homes	14.4%
Industrial Development	18.0%
General Revenue	18.3%
Education	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134825
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Servicing Class Shares
Trading Symbol	CNRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 776,290,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,991
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$776,290	410	$1,991	10%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.0%
Short-Term Investment	1.2%
General Obligations	2.5%
Tobacco	2.6%
Housing	3.6%
Transportation	3.7%
Airports	4.0%
Healthcare	10.3%
Nursing Homes	14.4%
Industrial Development	18.0%
General Revenue	18.3%
Education	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123069
Shareholder Report [Line Items]
Fund Name	City National Rochdale Fixed Income Opportunities Fund
Class Name	Class N
Trading Symbol	RIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,719,193,000
Holdings Count | Holding	1,269
Advisory Fees Paid, Amount	$ 4,385
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,719,193	1,269	$4,385	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Forward Foreign Currency Contracts	0.1%
Common Stock	0.2%
Sovereign Debt	1.0%
Convertible Bonds	1.3%
Short-Term Investment	2.8%
Note	2.9%
Limited Partnerships	3.6%
Non-Listed Business Development Companies	4.8%
Collateralized Loan Obligations	18.4%
Loan Participations	19.4%
Corporate Bonds	45.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.1%
Primary Wave Music IP Fund LP	—	—	3.1%
City National Rochdale FIOF Investments (Ireland) Limited	—	—	2.9%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	4.135%	10/15/37	0.9%
TCW Direct Lending LLC	—	—	0.7%
Petroleos de Venezuela	8.500%	10/27/20	0.6%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.930%	04/25/37	0.6%
Akbank, H15T5Y + 5.270%	9.369%	06/14/73	0.6%
Axian Telecom	7.375%	02/16/27	0.5%
Sasol Financing USA	4.500%	11/08/27	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123067
Shareholder Report [Line Items]
Fund Name	City National Rochdale Equity Income Fund
Class Name	Class N
Trading Symbol	RIMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Equity Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Equity Income Fund, Class N Shares	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
AssetsNet	$ 127,472,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 343
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$127,472	51	$343	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.9%
Industrials	2.0%
Health Care	3.1%
Consumer Discretionary	4.1%
Information Technology	4.2%
Materials	5.8%
Energy	6.4%
Communication Services	7.3%
Consumer Staples	11.4%
Multi-Utilities	12.9%
Electric Utilities	15.2%
Financials	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	3.9%
Altria Group	3.6%
Entergy	3.6%
AT&T	3.4%
International Paper	3.3%
Philip Morris International	3.0%
American Electric Power	3.0%
Duke Energy	2.9%
Citizens Financial Group	2.8%
Regions Financial	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120110
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Institutional Class
Trading Symbol	CNRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 351,492,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120109
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Class N
Trading Symbol	CNRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 351,492,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120111
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Servicing Class
Trading Symbol	CNRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
AssetsNet	$ 351,492,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$351,492	57	$783	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Water Utilities	0.8%
Materials	0.9%
Short-Term Investment	1.2%
Electric Utilities	1.5%
Real Estate	1.7%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.2%
Consumer Discretionary	9.8%
Health Care	10.1%
Communication Services	10.8%
Financials	17.7%
Information Technology	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.6%
NVIDIA	5.7%
Alphabet, Cl A	4.1%
Amazon.Com	3.8%
JPMorgan Chase	3.1%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.5%
Visa, Cl A	2.4%
T-Mobile US	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard